Organization and Basis of Presentation - Additional Information (Detail)				1 Months Ended
	Dec. 31, 2011 Location	Dec. 31, 2009 Price line Mortgage Company LLC	Jan. 25, 2012 Common Stock	May 02, 2012 Everbank Florida Common Stock
Organization And Basis Of Presentation [Line Items]
Conversion of shares				77,994,699
Series B Preferred Stock converted to common stock			2,801,160	15,964,644
Number of financial centers	14
Organization and Basis of Presentation
Equity Method Investment, Ownership Percentage	100.00%	51.00%